INCOME TAXES - Deferred Tax Liabilities (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets:
Net operating loss carryforward	$ 68,432	$ 48,098
Total deferred income tax assets	74,676	52,685
Deferred income tax liabilities:
Total deferred income tax liability	(54,653)	(43,351)
Net deferred tax asset/(liability)	20,023	9,334
Partnership investments
Deferred income tax assets:
Total deferred income tax assets	0	0
Deferred income tax liabilities:
Total deferred income tax liability	(21,406)	(13,158)
Digital Assets
Deferred income tax liabilities:
Total deferred income tax liability	(26,749)	(24,439)
Investment basis differences
Deferred income tax liabilities:
Total deferred income tax liability	(4,402)	(2,765)
Other
Deferred income tax assets:
Total deferred income tax assets	6,244	4,587
Deferred income tax liabilities:
Total deferred income tax liability	$ (2,096)	$ (2,989)